Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 SUBSEQUENT EVENTS

Subsequent to June 30, 2021, Taiwan operations had loans from Shanghai Bank for $442,688 and has reduced that balance to $115,865 as of September 23, 2021, (when these financial statements were published and available), through repayment and the current loan maturity date is February 2024 at 1% with $47,944 due in monthly payments through September 30, 2022.

NOTE 10 SUBSEQUENT EVENTS

On February 5, 2021, Wolverine Flagship Fund Trading Limited converted 117.372 shares of Series B Preferred Stock ($10,000 per share) at a conversion price of $0.35 per share into 3,353,486 shares of Iveda’s Common Stock.

During 2021 the company raised $1,508,000 from the sale of common stock through June 30, 2021.

During 2021 debenture holders converted $439,750 principal and $125,376 interest into common stock through June 30, 2021.

On June 30, 2021 the company issued common stock to pay Series B Preferred shareholders $455,926 of accrued dividends at $0.35 per common share.